Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2020
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	57,502	¥ 56,156
Finished goods	84,654	69,857
Write-down on residential condominiums under development	2,510	863	¥ 703
Capitalized interest costs primarily related to specific environment and energy business and long-term development projects	858	622	940
Advertising expense	17,313	16,480	20,650
Decrease in retained earnings	2,744,588	2,754,461
Accounting Standards Update 2016-13
Significant Accounting Policies [Line Items]
Increase in allowance for credit losses for financial assets	31,745
Increase in other liabilities	¥ 28,294
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Decrease in retained earnings				¥ 42,855
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	6 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	33 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	8 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 30,448	27,147	28,133
Accumulated depreciation	132,184	105,433
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	8,269	7,714	¥ 4,912
Accumulated depreciation	¥ 68,524	¥ 68,117
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years